SCHEDULE OF FAIR VALUE OF MARKET ASSUMPTIONS USED IN THE FOUNDER SHARE VALUATIONS (Details) - Founder Shares [Member]	Jan. 15, 2024	Nov. 15, 2023
Measurement Input, Price Volatility [Member]
Equity measurement input	5.0	5.0
Measurement Input, Risk Free Interest Rate [Member]
Equity measurement input	4.1	4.8
Measurement Input, Share Price [Member]
Equity measurement input	9.32	8.95
Measurement Input, Discount for Lack of Marketability [Member]
Equity measurement input	0.4	0.2